SCHEDULE OF ACCOUNTS RECEIVABLE AND SUBSEQUENT COLLECTION BY AGING BUCKET (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Total gross accounts receivable	$ 6,167,498
Percentage of subsequent collection	99.70%
Allowance for doubtful accounts	$ (14,691)	$ (93,032)
Allowance for doubtful accounts	(14,691)	(93,032)	$ (73,386)
Accounts Receivable, net	6,152,807	5,771,008
Accounts Receivable, net	$ 6,152,807	$ 5,771,008
% of account receivable subsequent collection	99.90%
Subsequent Collection [Member]
Total gross accounts receivable	$ 6,151,427
Allowance for doubtful accounts
Accounts Receivable, net	6,151,427
Less than 3 Months [Member]
Total gross accounts receivable	5,030,184
Less than 3 Months [Member] | Subsequent Collection [Member]
Total gross accounts receivable	$ 5,028,868
Percentage of subsequent collection	100.00%
From 4 to 6 Months [Member]
Total gross accounts receivable	$ 1,119,077
From 4 to 6 Months [Member] | Subsequent Collection [Member]
Total gross accounts receivable	$ 1,119,077
Percentage of subsequent collection	100.00%
From 7 to 9 Months [Member]
Total gross accounts receivable	$ 1,487
From 7 to 9 Months [Member] | Subsequent Collection [Member]
Total gross accounts receivable	$ 1,487
Percentage of subsequent collection	100.00%
From 10 to 12 Months [Member]
Total gross accounts receivable	$ 1,036
From 10 to 12 Months [Member] | Subsequent Collection [Member]
Total gross accounts receivable	$ 805
Percentage of subsequent collection	77.70%
Over 1 Year [Member]
Total gross accounts receivable	$ 15,714
Over 1 Year [Member] | Subsequent Collection [Member]
Total gross accounts receivable	$ 1,190
Percentage of subsequent collection	7.60%